SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, revenue recognition, estimating the useful lives and impairment assessment of long-lived assets and goodwill, accounting for and impairment assessment of investments, impairment assessment of loans receivable, accounting for deferred income taxes and accounting for share-based compensation arrangements. Changes in facts and circumstances may result in revised estimates. Given the global economic climate and unforeseen effects from COVID-19 pandemic, the process of estimation has become more challenging. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(d)	Foreign currency

The functional currency of the Company is the United States dollar (“$” or “USD”), whereas the functional currency of the Company’s subsidiaries and its VIEs are the respective local currencies as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the USD as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company’s subsidiaries and its VIEs that have functional currencies other than USD are translated into USD at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in accumulated other comprehensive income (loss), a component of shareholders’ equity.

Exchange differences arising on monetary items that form part of the Company’s net investments in foreign operations are recognized initially in other comprehensive income and accumulated under accumulated other comprehensive income (loss) in equity. The other comprehensive gain or loss arising from exchange differences is reclassified from equity to profit or loss of the Company on disposal of the foreign operations.

Cash and cash equivalents
(e)	Cash and cash equivalents

The Company considers cash equivalents to be short-term, highly-liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase. Cash and cash equivalents consist of cash on hand, demand deposits and money market funds placed with banks and other financial institutions which are unrestricted as to withdrawal and use.

Restricted cash
(f)	Restricted cash

Restricted cash mainly comprises monies received held in escrow in connection with the Company’s e-commerce business and mobile wallet in connection with the Company’s digital financial services business that are restricted and not available for the Company’s use.

Accounts receivable, loans receivable and allowance for credit losses
(g)	Accounts receivable, loans receivable and allowance for credit losses

Accounts receivable and loans receivable are carried at net realizable value. Loans principal and interest receivables are placed on non-accrual status when payments are 90 days past due contractually. When a loan principal and interest receivable is placed on non-accrual status, interest accrual ceases. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal and interest receivables may be returned to accrual status when all of the borrower’s delinquent balances of loans principal and interest have been settled and the borrower continue to perform in accordance with the loan terms.

The Company has established a provision matrix applied on the portfolio segmented by factors such as geographic region and products that are considered to have similar credit characteristics and risk of loss. The allowance for credit losses is computed based on its historical lifetime credit loss experience, adjusted for forward-looking factors specific to the receivable and economic environment. The Company utilizes models such as transition matrix method based on roll rates and then transformed, taking into account expected future delinquency rate to estimate the likelihood that a loan will default over a given period of time, net of any recoveries. These models utilize information that is available at the reporting date about past events, current conditions and macro-economic forecasts. The macro-economic forecast varies by countries and include factors such as unemployment rates, growth rates in gross domestic product.

Inventories
(h)	Inventories

Inventories which comprise mainly merchandise products sold through the Company’s e-commerce business platform are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted at purchase cost on first-in-first-out basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Property and equipment
(i)	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 to 5 years
- Office equipment, furniture and fittings	3 to 10 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Transportation assets	4 to 10 years
- Warehouse equipment	3 to 10 years
- Land use right	Over the land use term
- Building	6 to 20 years

Freehold land has unlimited useful life and therefore is not depreciated. The useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the property and equipment are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these property and equipment are ready for their intended use.

Goodwill
(j)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding adjustment to goodwill. Upon conclusion of the measurement period, any adjustments are recorded in the consolidated statements of operations.

Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In testing goodwill for impairment, the Company evaluates whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates that goodwill impairment is more likely than not, the Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

Intangible assets
(k)	Intangible assets

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition. Other intangible assets are carried at cost less accumulated amortization and any recorded impairment.

Costs incurred in connection with the planning and post implementation phases of the development of software for internal use are expensed. Costs incurred in the application development phase are capitalized when certain criteria are met. Capitalization ceases and the costs are amortized over the software’s estimated useful life when the software is ready for its intended use.

Costs incurred internally in researching and developing a software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. None of such costs were capitalized for any of the periods presented.

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

- Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
- IP right	1 to 5 years
- Trademarks	7 to 10 years
- Technology	6 years
- Software	3 to 6 years
- Customer relationships	3 to 8 years

The useful lives and methods of amortization of intangible assets are reviewed at each financial year end and adjusted prospectively, if appropriate.

Investments
(l)	Investments

The Company’s investments consist of available-for-sale investments, held-to-maturity investments, equity security investments, investments carried at fair value and equity method investments.

In accordance with ASC 320, Investments – Debt Securities, the Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and measured at fair value. Unrealized holding gains and losses for trading securities are included in earnings. Investments not classified as trading or as held-to-maturity are classified as available-for-sale investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Credit losses related to available-for-sale investments to be recorded through an allowance for credit losses. The Company compares the present value of cash flows expected to be collected from the investment with the amortized cost basis of the security to determine if a credit loss exists. If the present value of cash flows expected to be collected is less than the amortized cost basis of the investment, a credit loss exists and an allowance for credit losses are recorded for the credit loss, limited by the amount that the fair value is less than amortized cost basis. An available-for-sale investment is written off in the period the investment is deemed uncollectible. The Company has the ability and intent to hold these investments with unrealized losses for a reasonable period of time sufficient for the recovery of their amortized cost bases.

In accordance with ASC 946-320, Financial Services – Investment Companies, Investments – Debt and Equity Securities, the Company accounts for non-marketable equity securities and limited partnerships held by consolidated investment company at fair value.

In accordance with ASC 321, Investments – Equity Securities, for investments in an investee over which the Company does not have significant influence, the Company carries the investments at fair value with unrealized gains and losses included in earnings. In accordance with ASC 820, Fair Value Measurements, for investments that do not have readily determinable fair value, the Company has elected to measure its equity security investments at net asset value (or its equivalent), if it qualifies for the NAV practical expedient or at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same investee (“measurement alternative”). The Company’s management regularly evaluates the impairment of its equity security investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in (a) entities in which the Company can exercise significant influence but does not own a majority equity interest or control and (b) limited partnership in which the Company holds a five percent or greater interest. Such investments are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments – Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investments at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

The Company discontinues applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the Company has other investments in the investee that have liquidation preferences more senior than the ordinary shares and the equity-method investment in the ordinary shares is reduced to zero, the Company continues to report its share of equity losses in the consolidated statements of operations, to the extent of and as an adjustment to the adjusted basis of the other investments in the investee. The order in which the equity losses are applied to the other investments follows the seniority of the other investments in the same investee.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a company of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the forecasted undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

Fair value of financial instruments
(n)	Fair value of financial instruments

Available-for-sale investments are measured at fair value with the change in fair value recognized in accumulated other comprehensive income (loss). Marketable equity securities, investments carried at fair value, certain other assets, derivative assets, derivative liabilities and share appreciation rights are measured at fair value with corresponding changes in the assets and liabilities’ fair values reflected in consolidated statements of operations.

Revenue recognition
(o)	Revenue recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to for those goods or services. Revenue is measured based on the amount of consideration that the Company expects to receive reduced by discounts, incentives and rebates. Revenue also excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes.

The Company evaluates revenue from services and sales of goods to determine if it controls such services and goods to be the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). The key indicators that the Company evaluates in determining gross versus net treatment include, but are not limited to, (i) which party is primarily responsible for fulfilling the promise to provide the specified good or service; (ii) which party bears inventory risks before the specified good or service has been transferred to a customer; and (iii) which party has discretion in establishing the price for the specified good or service.

(i)	Digital entertainment revenue

The Company distributes online games, including self-developed games and licensed games from game developers, through its PC and mobile based applications and certain app stores.

The Company offers many ways for users to purchase virtual goods (consisting of virtual currencies and virtual items), including the ShopeePay and Shopee platform, other online payment gateways, bank transfers, credit cards, mobile phone billing and prepaid cards, including its own prepaid cards, which are sold through agents. As the Company controls the service of providing games to the users, and it has a direct contractual arrangement with the paying users and has the right to determine the price to be paid by such users, the gross proceeds collected from these channels represent revenue to be recognized by the Company and the amounts retained by these channels based on a predetermined percentage represent cost of revenue to be recognized by the Company.

Proceeds from these sales are initially recognized as “Escrow payables and advances from customers” and subsequently reclassified to “Deferred revenue” when the users make in-game purchases of the virtual goods within the games operated by the Company and such purchases are no longer refundable. Deferred revenue recognized as revenue during the respective years ended December 31, 2021 and 2022 was $2,296,486 and $2,551,285.

For the licensed games, the Company records revenue inclusive of the royalties payable to game developers, which are based on revenue-sharing ratios, as it controls the service of providing the games to the users, and is primarily responsible to the customers and has latitude in establishing the pricing of the virtual goods.

Revenue is recognized over the performance obligation period. For purposes of determining the performance obligation period, the Company has determined that an implied obligation exists to the paying users to continue providing hosting services and access to the purchased virtual goods within the online games over an estimated service period. Such service period is determined in accordance with the estimated average lifespan of the virtual items sold or the estimated average lifespan of the paying users of the said games or similar games.

(a)	Item-based revenue model

Virtual items have different lifespan patterns: time-based, consumable and durable. Time-based virtual items are items with a stated expiration time, for which revenue is recognized ratably over the period based on the time unit of the virtual items. Consumable virtual items are items that can be consumed by a specific user action, and have limitations on repeated use. Revenue attributable to consumable virtual items is recognized upon consumption. Durable virtual items are items that provide the user with continuing benefits over an extended period of time. Revenue attributable to durable virtual items is recognized ratably over their average lifespan, which are estimated based on the users’ historical usage patterns and playing behaviors for the virtual items. The Company assesses the estimated average lifespan of the durable virtual items on a quarterly basis.

(b)	User-based revenue model

The Company tracks paying users’ activeness within each game where the user-based revenue model is used to estimate paying users’ average lifespan. Paying users are defined as inactive when they have reached a period of inactivity for which it is reasonable to believe that these users will not return to a specific game. The Company determines the inactive rate of these paying users and revises the estimated paying users’ average lifespan on a quarterly basis.

The Company believes the current revenue recognition provides reasonable depiction of the service transferred patterns to the customers and represents the best estimation of the time period the customers are likely to play the respective games. Determining the estimated service period is subjective and requires management’s judgment. Future users’ usage patterns and playing behaviors may change and differ from the historical usage patterns and playing behaviors, and therefore the estimated service period may change accordingly in the future.

(ii)	E-commerce

The Company’s e-commerce business (“Shopee”) charges its sellers on its marketplace a fixed rate commission fee based on gross merchandise value in selected markets. Fees are charged when the transactions are completed and settled. Such commission fees charged are recognized on a net basis.

The Company also provides logistic services to end customers. Revenue from logistic services is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs.

Shopee operates a customer loyalty program, where end users who purchase merchandises and participate in activities through Shopee’s platform are given Shopee coins which entitle them to offset future purchases, participate in activities and redeem vouchers through Shopee’s platform. A portion of the revenue attributable to Shopee coins is deferred until they are redeemed, used or expired.

The Company charges its sellers advertising fees through its paid ads service on Shopee’s platform. The paid ads service allows the sellers to bid for keywords that match their product or service listing appearing in search or browser results on Shopee marketplace. Their product or service listing will show higher in search rankings when users search for their bid keywords. Sellers prepay for paid ads services and the advertising income is recognized based on the number of clicks on the product or service listings during the service period.

Sellers and buyers are customers of Shopee.

(iii)	Digital financial services

The Company earns interest and fees from loans granted to customers. Interest and fees earned are recognized over the period of the loan based on the effective interest method.

The Company also earns commissions from merchants when transactions are completed and settled through its digital financial services platform. Such commissions are generally determined as a percentage based on the value of the merchandise being sold by the merchants. Commissions are recognized in the consolidated statements of operations at the time when the underlying transaction is completed.

(iv)	Rendering of services

The Company also recognizes revenue from other services when the services are rendered.

(v)	Sales of goods

The Company recognizes revenue from sales of goods at the point in time that the customer obtains control of the goods, which generally occurs upon delivery to the customer.

Cost of revenue
(p)	Cost of revenue

Cost of revenue consists primarily of purchase price of inventories, depreciation expenses, amortization expenses, channel costs, royalty expenses, hosting charges, payroll related costs, bank transaction fees, cost of logistics and the other overhead expenses.

Advertising expenditure
(q)	Advertising expenditure

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses. As part of the advertising expenditure, sales incentives given to end users as a result of a concurrent sale are recognized as reductions of the corresponding consideration that the Company expects to receive. In some instances, the Company may record losses from transactions when the sales incentives provided exceeds the revenue earned from the customer on a transaction-by-transaction basis. Such losses are then reclassified and recorded in sales and marketing expenses.

Research and development expenses
(r)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs related to product development. Research and development expenses are expensed as incurred, except for qualifying costs relating to the development of software for internal use as described in Note 2(k).

Leases
(s)	Leases

Leases are classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.

Finance lease assets are included in property and equipment, net, and finance lease liabilities are included in accrued expenses and other payables, current and non-current.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company utilizes a market-based approach to estimate the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for lease and non-lease components as a single lease component for data center leases only. In addition, leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. Certain lease agreements contain rent holidays and escalating rent are considered when determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease incentives.

Income taxes
(t)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “Income tax expense” in the consolidated statements of operations.

Share-based compensation
(u)	Share-based compensation

All share-based compensation, including share options, restricted share awards, restricted share units and share appreciation rights under share incentive plan are accounted for under ASC 718, Compensation – Stock Compensation, which requires that share-based awards granted to employees to be measured at fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of operations. The Company has elected to recognize compensation expense using the straight-line method for equity-classified share-based awards granted with service conditions that have a graded vesting schedule. Forfeitures are accounted for as they occur.

The Company, with the assistance of an independent third-party valuation firm, determined the estimated fair value of the share options using the Black-Scholes pricing model (Note 14).

Loss per share
(v)	Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Partially paid shares are included in the computation of basic loss per share to the extent that these shares are entitled to dividends in proportion to the amount paid.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible notes using the if-converted method and outstanding share-based awards, using the treasury stock method, when the impact is dilutive. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Segment reporting
(w)	Segment reporting

The Company identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment.

The Company has three operating and reportable segments: digital entertainment, e-commerce and digital financial services. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC 280, Segment Reporting.

Employee benefits
(x)	Employee benefits

(i)	Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of the jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(ii)	Employee leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly before twelve months after the end of the reporting period is recognized for services rendered by employees up to the end of the reporting period.

Transfers of financial assets
(y)	Transfers of financial assets

The Company accounts for transfers of financial assets as true sales when the transferred assets have been legally isolated from the Company, the transferee has the right to pledge or exchange transferred assets and the Company does not maintain effective control over the transferred assets.

Transfers of financial assets that do not qualify for sale accounting continue to be reported on the Company’s consolidated balance sheets as if the transfer had not occurred. Accordingly, the sale proceeds are recognized as secured borrowings.

Recently adopted accounting pronouncements
(z)	Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) – Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting and disclosures for convertible instruments and contracts in an entity’s own equity by removing certain separation models in Subtopic 470-20 for convertible instruments, and requires the use of the if-converted method when calculating diluted earnings per share. Convertible debt instruments will be accounted for as a single liability measured at amortized cost.

The Company adopted ASU 2020-06 on January 1, 2022 using the modified retrospective method. As a result of this adoption, the cumulative effect of the changes made on its January 1, 2022 consolidated balance sheet for the adoption of the ASU 2020-06 was as follows:

	Balances as of December 31, 2021	Adjustments	Balances as of January 1, 2022
	$	$	$

Non-current liabilities
Convertible notes	3,475,708	697,759	4,173,467

Shareholders’ equity
Additional paid-in capital	14,622,292	(811,483)	13,810,809
Accumulated deficit	(7,201,498)	113,724	(7,087,774)

Prior period reclassification
(aa)	Prior period reclassification

Certain prior period amounts related to provision for credit losses, net (loss) gain on debt extinguishment, deposits payable, escrow payables and advances from customers have been reclassified to conform to the current period presentation.